Other operating expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other operating expense	Other operating expense:

	December 31, 2025	December 31, 2024
Net impairment loss on trade receivables	$1,020	$12,760
Impairment loss allowance (note 31)	(300)	—
Total impairment loss on trade receivables	$720	$12,760
Restructuring and related costs	22,963	17,046
	$23,683	$29,806
Impairment loss on trade receivables
During the year ended December 31, 2025, the Corporation recorded a net impairment loss on trade receivables of $1,020,000 (2024 - $12,760,000), consisting primarily of receivables from certain customers in Europe and China no longer deemed collectible, net of recoveries. In the event that the Corporation recovers any amounts previously recorded as impairment losses, the recovered amount will be recognized as a reversal of the impairment loss in the period of recovery.
During the year ended December 31, 2025, the Corporation recognized an impairment recovery of $300,000 (2024 - $nil) on its impairment loss allowance, based on a probability-weighted estimate of credit losses. Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 31.
Restructuring and related costs
During the year ended December 31, 2025, total restructuring and related charges of $22,963,000 consist of amounts incurred related to a July 2025 global corporate restructuring initiative including personnel severance costs including a CEO transition and other workforce reductions, certain contract exit and modification costs, and related consulting and advisory services.
During the year ended December 31, 2024, total restructuring and related charges of $17,046,000 consist of $14,706,000 initially in provisions and other current liabilities and $2,340,000 initially in prepaid expenses. These charges relate primarily to a September 2024 global corporate restructuring initiative consisting primarily of cost reduction measures including a reduction in workforce, a rationalization of products and product development activities, and a reduction or cancellation of certain capital projects. Restructuring and related charges include personnel change costs, inventory impairment charges related to product rationalization, contract exit and modification costs, grant adjustment charges, and legal and advisory costs, net of expected recoveries.